Redeemable Common Stock - Narrative (Detail)	6 Months Ended	12 Months Ended
	Mar. 31, 2015 Class Age option_period	Sep. 30, 2014 Class Age option_period $ / shares	Sep. 20, 2014 option_period $ / shares	Aug. 31, 2014 $ / shares	Aug. 20, 2014 $ / shares	Mar. 31, 2011 $ / shares	Sep. 30, 2010 $ / shares
Common Equity [Line Items]
Number of classes of outstanding penny warrant | Class	3	3
Distribution period of the fair value of vested ESOP	5 years	5 years
Age of participant's retirement | Age	65	65
Period of delay in ESOP plan balance distribution	6 years	6 years
Subsequent distribution period of the fair value of vested ESOP	5 years	5 years
Penny Warrants [Member]
Common Equity [Line Items]
Percent of authorized common stock held in reserve for outstanding penny warrants, over	40.00%	40.00%
ESOP [Member]
Common Equity [Line Items]
Percent of total authorized common stock issued and outstanding held by ESOP, less than	60.00%	60.00%
Estimated fair value of share price (in dollars per share)		$ 2.45	$ 2.45	$ 2.45	$ 2.45	$ 27.15	$ 26.65
Number of option periods | option_period	2	2	2